Earnings per share (Tables)	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of reconciliation of the basic and diluted earnings per share calculation

	For the years ended June 30,
	2013	2012
Net income for earnings per share	$1,047,693	$12,494,557

Weighted average shares used in basic and diluted computation	21,121,372	21,093,525
Earnings per share – Basic and Diluted	$0.05	$0.59